Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2021	December 31, 2020
Transportation equipment	$663,424	$505,423
Office equipment	85,565	258,420
Electronic equipment	84,126	375,991
Leasehold improvements	417,092	388,792
Subtotal	1,250,207	1,528,626
Less: accumulated depreciation and amortization	(786,051)	(872,983)
Property, plant and equipment, net	$464,156	$665,643

Depreciation expense was $200,655, $211,796 and $15,551 for the years ended December 31, 2021, 2020 and 2019, respectively.